SCHEDULE OF ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset Retirement Obligations
Balance at January 1	$ 2,168	$ 1,966
Additional obligations recognized	273	196
Change in cash flows/discount rates	(285)	(84)
Liabilities settled	(4)
Accretion	107	90
Balance at December 31	$ 2,259	$ 2,168